Risk Management_Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	₩ 3,217,903	₩ 3,017,198
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	3,150,149	3,009,977
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	381	208
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	₩ 67,373	₩ 7,013